Subsidiaries exempt from audit	12 Months Ended
Mar. 31, 2023
Subsidiaries exempt from audit
Subsidiaries exempt from audit

32. Subsidiaries exempt from audit

The following UK subsidiaries will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 for the year ended 31 March 2023.

Name	Registration number	Name	Registration number

Bluefish Communications Limited	5142610	Vodafone Enterprise Europe (UK) Limited	3137479
Cable & Wireless Aspac Holdings Limited	4705342	Vodafone Europe UK	5798451
Cable & Wireless CIS Services Limited	2964774	Vodafone European Investments	3961908
Cable & Wireless Europe Holdings Limited	4659719	Vodafone European Portal Limited	3973442
Cable & Wireless UK Holdings Limited	3840888	Vodafone Finance Management	2139168
Cable & Wireless Worldwide Limited	7029206	Vodafone Finance UK Limited	3922620
Cable & Wireless Worldwide Voice Messaging Limited	1981417	Vodafone Global Content Services Limited	4064873
Cable & Wireless Nominee Limited	3249884	Vodafone Holdings Luxembourg Limited	4200970
Energis (Ireland) Limited	NI035793	Vodafone Intermediate Enterprises Limited	3869137
Energis Communications Limited	2630471	Vodafone International Holdings Limited	2797426
Energis Squared Limited	3037442	Vodafone International Operations Limited	2797438
London Hydraulic Power Company (The)	ZC000055	Vodafone Investment UK	5798385
MetroHoldings Limited	3511122	Vodafone Investments Limited	1530514
The Eastern Leasing Company Limited	1672832	Vodafone IP Licensing Limited	6846238
Thus Group Holdings Limited	SC192666	Vodafone Marketing UK	6858585
Thus Group Limited	SC226738	Vodafone Mobile Communications Limited	3942221
Voda Limited	1847509	Vodafone Mobile Enterprises Limited	2373469
Vodafone 2.	4083193	Vodafone Mobile Network Limited	3961482
Vodafone 5 Limited	6688527	Vodafone Nominees Limited	1172051
Vodafone 5 UK	2960479	Vodafone Oceania Limited	3973427
Vodafone 6 UK	8809444	Vodafone Overseas Finance Limited	4171115
Vodafone Americas 4	6389457	Vodafone Panafon UK	6326918
Vodafone Benelux Limited	4200960	Vodafone UK Limited	2227940
Vodafone Consolidated Holdings Limited	5754561	Vodafone Worldwide Holdings Limited	3294074
Vodafone Corporate Secretaries Limited	2357692	Vodafone Yen Finance Limited	4373166
Vodafone Enterprise Corporate Secretaries Limited	2303594	Vodaphone Limited	3961390
Vodafone Enterprise Equipment Limited	1648524	Your Communications Group Limited	4171876